Segments and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Internet services	$ 1,370,695	$ 671,088	$ 328,882
Others	19,965	0	150
Total revenues	1,390,660	671,088	329,032
Cost of revenues:
Internet services	(297,645)	(87,838)	(32,762)
Others	(7,817)	0	(40)
Total cost of revenues	(305,462)	(87,838)	(32,802)
Gross profit:
Internet services	1,073,050	583,250	296,120
Others	12,148	0	110
Total gross profit	1,085,198	583,250	296,230
Operating expenses:
Product development	(406,250)	(255,248)	(156,269)
Selling and marketing	(333,701)	(110,104)	(58,178)
General and administrative	(94,260)	(117,148)	(35,643)
Total operating expenses	(834,211)	(482,500)	(250,090)
Subsidy income	8,506	2,349	2,570
Income from operations	$ 259,493	$ 103,099	$ 48,710